Share-Based Compensation - Assumptions and activity (Details)										12 Months Ended
	Apr. 03, 2017 $ / shares shares	Feb. 27, 2017 $ / shares shares	Jan. 01, 2017 item ¥ / shares shares	Jan. 01, 2017 item $ / shares shares	Jul. 15, 2016 $ / shares shares	Aug. 26, 2015 $ / shares shares	Jul. 16, 2015 $ / shares	Apr. 02, 2015 $ / shares	Jul. 01, 2014 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥)
Fair value assumptions for options
Risk-free rate of return (as a percent)							2.96%	2.52%	3.18%
Contractual life of option							10 years	10 years	10 years
Estimated volatility rate (as a percent)							58.85%	58.86%	60.57%
Expected dividend yield (as a percent)							0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in dollars per share) | $ / shares							$ 1.67	$ 1.24	$ 0.60
Compensation expense | ¥										¥ 9,052,789	¥ 13,440,801		¥ 15,895,439
Fair value of shares vested | ¥										¥ 8,826,273	¥ 7,877,974		0
2014 Plan
Fair value assumptions for options
Replacement options										2,525,000
Scepter Plan
Fair value assumptions for options
Options replaced										505,000
Options Replacement Program
Fair value assumptions for options
Share based compensation costs capitalized | ¥										¥ 13,702,194
Share options
Fair value assumptions for options
Vesting period								3 years	3 years
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares								$ 1.00	$ 0.48
Share options | 2014 Plan
Fair value assumptions for options
Unrecognized compensation expense | ¥										¥ 848,459
Weighted-average grant-date fair value | $ / shares												$ 6.05
Options granted										0	0
Intrinsic value of options exercised | ¥										¥ 47,051,806	¥ 7,594,210		0
Weighted average remaining period over which unrecognized compensation expense will be recognized										7 days
Number of Options
Outstanding at beginning of year (in shares)			13,982,343	13,982,343						13,982,343
Exercised (in shares)										(3,427,569)
Forfeited (in shares)										(235,649)
Outstanding at end of year (in shares)										10,319,125	13,982,343
Exercised and expected to exercise (in shares)										13,504,262
Exercisable at end of year (in shares)										9,823,624
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share) | ¥ / shares			¥ 3.87							¥ 3.87
Exercised (in dollars per share) | ¥ / shares										3.34
Forfeited (in dollars per share) | ¥ / shares										4.11
Outstanding at end of year (in dollars per share) | ¥ / shares										3.72	¥ 3.87
Exercisable at end of year (in dollars per share) | ¥ / shares										¥ 3.56
Remaining Contractual Term
Outstanding at end of year (in years)										6 years 7 months 10 days
Exercisable at end of year (in years)										6 years 6 months 26 days
Aggregate Intrinsic Value of Options
Outstanding at end of year | ¥										¥ 16.33
Exercisable at end of year | ¥										16.48
Restricted shares
Fair value assumptions for options
Compensation expense | ¥										21,403,150	¥ 7,982,893		¥ 3,932,344
Fair value of non-vested restricted shares vested | ¥										55,499,929
Restricted shares | 2014 Plan
Fair value assumptions for options
Unrecognized compensation expense | ¥										¥ 39,049,860
Weighted average remaining period over which unrecognized compensation expense will be recognized										1 year 6 months 26 days
Number of Shares
Unvested, at beginning of year			2,112,933	2,112,933						2,112,933
Granted										4,862,148
Forfeited										(468,204)
Vested										(995,464)
Unvested, at end of year										5,511,413	2,112,933
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares			¥ 9.97							¥ 9.97
Granted | ¥ / shares										10.20
Forfeited | ¥ / shares										9.64
Vested | ¥ / shares										9.37
Unvested, at end of year | ¥ / shares										¥ 10.07	¥ 9.97
Restricted shares | Senior management and independent directors
Fair value assumptions for options
Vesting period										3 years
Number of Shares
Granted						2,680,400
Weighted Average Grant-date Fair Value
Granted | $ / shares						$ 1.45
Restricted shares | Senior management
Fair value assumptions for options
Vesting period	3 years	3 years			3 years
Number of Shares
Granted	600,000	4,211,532			486,000
Weighted Average Grant-date Fair Value
Granted | $ / shares	$ 1.46	$ 1.59			$ 1.39
Restricted shares | Employee
Fair value assumptions for options
Vesting period			3 years	3 years
Number of Shares
Granted			50,616	50,616
Number of individuals receiving grant | item			1	1
Weighted Average Grant-date Fair Value
Granted | $ / shares				$ 1.47